Organization and Business (Details) - Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects [Abstract]
Warrants	$ 62,373	$ 53,209
Options	2,252	2,302
Restricted Stock Units	340	422
Preferred Units	$ 84,700	$ 84,700